Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment loss		$ 3,151,467	$ 2,650,020
Amortization expense	214,499	217,977	126,042
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6,918	$ 703,932	$ 1,312,279